Derivative financial instruments and risk management (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Designated derivatives
Derivatives Fair Value
Asset (Liability) Fair Value	$ 232	$ 244	$ 172
Designated derivatives | Foreign exchange contracts | Receivables - trade and other | Machinery and Power Systems
Derivatives Fair Value
Asset Fair Value	54	65	27
Designated derivatives | Foreign exchange contracts | Long-term receivables - trade and other | Machinery and Power Systems
Derivatives Fair Value
Asset Fair Value	19	52	125
Designated derivatives | Foreign exchange contracts | Accrued expenses | Machinery and Power Systems
Derivatives Fair Value
Liability Fair Value	(73)	(66)	(22)
Designated derivatives | Foreign exchange contracts | Other liabilities | Machinery and Power Systems
Derivatives Fair Value
Liability Fair Value	(10)	(1)	(3)
Designated derivatives | Interest rate contracts | Receivables - trade and other | Machinery and Power Systems
Derivatives Fair Value
Asset Fair Value		1	1
Designated derivatives | Interest rate contracts | Receivables - trade and other | Financial Products
Derivatives Fair Value
Asset Fair Value	15	14	18
Designated derivatives | Interest rate contracts | Long-term receivables - trade and other | Financial Products
Derivatives Fair Value
Asset Fair Value	233	197	127
Designated derivatives | Interest rate contracts | Accrued expenses | Machinery and Power Systems
Derivatives Fair Value
Liability Fair Value			(1)
Designated derivatives | Interest rate contracts | Accrued expenses | Financial Products
Derivatives Fair Value
Liability Fair Value	(6)	(18)	(100)
Undesignated derivatives
Derivatives Fair Value
Asset (Liability) Fair Value	(87)	23	64
Undesignated derivatives | Foreign exchange contracts | Receivables - trade and other | Machinery and Power Systems
Derivatives Fair Value
Asset Fair Value	27	120
Undesignated derivatives | Foreign exchange contracts | Receivables - trade and other | Financial Products
Derivatives Fair Value
Asset Fair Value	7	6	20
Undesignated derivatives | Foreign exchange contracts | Long-term receivables - trade and other | Machinery and Power Systems
Derivatives Fair Value
Asset Fair Value			66
Undesignated derivatives | Foreign exchange contracts | Accrued expenses | Machinery and Power Systems
Derivatives Fair Value
Liability Fair Value	(12)	(46)
Undesignated derivatives | Foreign exchange contracts | Accrued expenses | Financial Products
Derivatives Fair Value
Liability Fair Value	(16)	(9)	(18)
Undesignated derivatives | Foreign exchange contracts | Other liabilities | Machinery and Power Systems
Derivatives Fair Value
Liability Fair Value	(85)	(58)	(3)
Undesignated derivatives | Interest rate contracts | Receivables - trade and other | Financial Products
Derivatives Fair Value
Asset Fair Value			1
Undesignated derivatives | Interest rate contracts | Long-term receivables - trade and other | Financial Products
Derivatives Fair Value
Asset Fair Value			1
Undesignated derivatives | Interest rate contracts | Accrued expenses | Machinery and Power Systems
Derivatives Fair Value
Liability Fair Value		(6)	(7)
Undesignated derivatives | Interest rate contracts | Accrued expenses | Financial Products
Derivatives Fair Value
Liability Fair Value	(1)	(1)	(6)
Undesignated derivatives | Commodity contracts | Receivables - trade and other | Machinery and Power Systems
Derivatives Fair Value
Asset Fair Value	2	17	10
Undesignated derivatives | Commodity contracts | Accrued expenses | Machinery and Power Systems
Derivatives Fair Value
Liability Fair Value	$ (9)